8. Common Stock	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Equity [Abstract]
Common Stock

NOTE 8 – COMMON STOCK

During the nine months ended March 31, 2020, the Company granted 1,640,000 shares of common stock for services. The shares were valued at $0.002 per share for total non-cash expense of $3,280.

During the nine months ended March 31, 2020, the Company granted 2,860,000 shares of common stock for services. The shares were valued at $0.168 per share for total non-cash expense of $473,760.

During the nine months ended March 31, 2020, the Company sold 3,695,994 shares of common stock for total cash proceeds of $184,633. In addition, the Company issued 1,000,000 shares of common stock that had been purchased in the prior period. Refer to Note 5 for additional shares issued under a convertible promissory note.

During the nine months ended March 31, 2020, the Company issued 2,250,000 shares of common stock in conversion of a $35,250 and $769 of principal and interest, respectively.

Refer to Note 4 for stock issuances to related parties.

NOTE 5 – COMMON STOCK

On June 30, 2018, the Company granted 50,000 shares of common stock for services rendered as of June 30, 2018. The shares were valued at $0.50 for total non-cash compensation expense of $25,000. As of June 30, 2018 the shares had not yet been issued by the transfer agent.

During the year ended June 30, 2019, the Company sold 2,400,000 shares of common stock for total cash proceeds of $7,000. As of June 30, 2019, the shares have not yet been issued by the transfer agent and therefore have been credited to common stock to be issued.

Refer to Note 4 for shares issued to a related party.